Deconsolidation - Results of operations (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deconsolidation
Net loss from discontinued operations, net of income tax		$ (799)	$ (1,736)	$ (5,699)
Held for sale
Deconsolidation
Technical service fees			1,011	3,379
Installment service fees			1,856	1,906
Wealth management service fees			2,017	2,160
Total revenues			4,884	7,445
Funding cost				(1,374)
Reversal/(provision) of credit losses			(304)	78
Origination and servicing cost			(1,643)	(4,587)
Reversal of guarantee			163	443
Cost of revenues			(1,784)	(5,440)
Gross profit			3,100	2,005
Sales and marketing expenses			(2,627)	(3,002)
General and administrative expenses			(1,624)	(2,937)
Research and development expenses			(315)	(352)
Impairment on long-lived assets			(199)	(1,948)
Total operating expenses			(4,765)	(8,239)
Operating loss from discontinued operations			(1,665)	(6,234)
Interest income, net			30
Other expenses, net			(6)	(1,428)
Loss before income tax expense			(1,641)	(7,662)
Income tax benefit/(expense)			(95)	1,963
Net loss from discontinued operations, net of income tax			$ (1,736)	$ (5,699)
Disposed by sale
Deconsolidation
Technical service fees	$ 530
Installment service fees	1,445
Wealth management service fees	1,606
Total revenues	3,581
Funding cost	(2)
Reversal/(provision) of credit losses	(544)
Origination and servicing cost	(869)
Cost of revenues	(1,415)
Gross profit	2,166
Sales and marketing expenses	(2,007)
General and administrative expenses	(671)
Research and development expenses	(539)
Total operating expenses	(3,217)
Operating loss from discontinued operations	(1,051)
Interest income, net	42
Other expenses, net	(68)
Loss before income tax expense	(1,077)
Income tax benefit/(expense)	278
Net loss from discontinued operations, net of income tax	$ (799)